Common Stock Purchase Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Common Stock Purchase Warrants and Stock-Based Compensation [Abstract]
Schedule of warrants
	Number of Warrants	Weighted Average Exercise Price
Stock Warrants:
Outstanding at December 31, 2011	2,342,500	$2.50
Granted	-
Exercised	-
Forfeited	-
Outstanding at December 31, 2012	2,342,500	2.50
Warrants exercisable at December 31, 2012	2,342,500	$2.50